Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended			12 Months Ended
	Jan. 01, 2017 USD ($)	Jan. 01, 2017 CNY (¥)	Oct. 01, 2016 Segment	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 Segment	Jun. 30, 2014	Dec. 31, 2017 USD ($) Segment Reporting_unit shares	Dec. 31, 2017 CNY (¥) Segment Reporting_unit shares	Jun. 29, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 29, 2017
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)															6.5063
Impairment of investment							$ 3,114,000	¥ 20,258,000
Internal use software development costs, Amount capitalized							$ 1,420,000				¥ 12,781,000		¥ 23,780,000	¥ 9,238,000
Number of reporting units | Reporting_unit							1	1
Cash flows estimated growth rate after six years using terminal value				3.00%
Discount rate used in the valuations based on weighted average cost of capital				13.00%			13.00%				13.00%			13.00%
Discounted cash flow projection period				5 years						8 years	8 years
Impairment losses pursuant to the goodwill tests				¥ 766,000,000			$ 117,800,000	¥ 766,440,000
Vat rate						6.00%
Business tax expenses and other surcharges										$ 0			6,394,000
Advertising expense							$ 1,195,000	¥ 7,773,000			¥ 20,420,000		¥ 26,360,000
Estimated forfeiture rate for management and non-management employees										1.81%	1.81%	1.10%	1.10%
Share Repurchase Plan, shares repurchased (in shares) | shares							20,690,892	20,690,892		4,893,150	4,893,150	0	0
Share Repurchase Plan, share value								¥ 133,126,000			¥ 42,665,000
Number of reportable segments | Segment			2		1		1	1
Accounting Standards Update 2016-09
Significant Accounting Policies [Line Items]
Cumulative-effect adjustment to retained earnings	$ 2,058,000	¥ 13,425,000
Aipu Group
Significant Accounting Policies [Line Items]
Discounted cash flow projection period							7 years	7 years
Long-lived assets impairment								¥ 170,695,000
WiFire Group Inc. ("WiFire Group")
Significant Accounting Policies [Line Items]
Discounted cash flow projection period							5 years	5 years
Long-lived assets impairment								¥ 231,113,000
Short-term investments
Significant Accounting Policies [Line Items]
Impairment of investment | $							$ 0			$ 0		$ 0
Option Three
Significant Accounting Policies [Line Items]
Business tax rate												3.00%	3.00%
Option Four
Significant Accounting Policies [Line Items]
Business tax rate												5.00%	5.00%
Deferred Tax Assets Current | Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies [Line Items]
Reclassification of current deferred tax assets to noncurrent deferred tax assets											(43,000,000)
Deferred Tax Assets Noncurrent | Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies [Line Items]
Reclassification of current deferred tax assets to noncurrent deferred tax assets											¥ 43,000,000
American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, period									12 months
Share Repurchase Plan, shares repurchased (in shares) | shares							3,448,482	3,448,482		815,525	815,525	0	0
Share Repurchase Plan, share value							$ 20,461,000	¥ 133,126,000			¥ 42,665,000		¥ 0
Master Services Agreement
Significant Accounting Policies [Line Items]
Master service agreement terms							1 year	1 year
Maximum | American Depository Shares
Significant Accounting Policies [Line Items]
Share Repurchase Plan, value | $									$ 200,000,000
Minimum | Capital Leases
Significant Accounting Policies [Line Items]
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life							75.00%	75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property							90.00%	90.00%